Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Liabilities	Other non-current liabilities

	At December 31,
	2019	2020	2021
	(in thousands)
Trade payables	1,139	851	964
Deferred tax liabilities	429	19	138
Contract liabilities:
License and development services agreement	11,249	2,343	2,706
Deferred revenue	323	54	—
Total contract liabilities	$11,572	$2,397	$2,706